Income Taxes (Components of Net Deferred Tax Assets (Liabilities)) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017	Apr. 01, 2016
Deferred tax assets:
Allowance for loan losses		¥ 122,585		¥ 126,977
Premises and equipment		73,944		4,896
Derivative financial instruments		48,487		53,336
Investments				453,880
Trading securities				1,988
Net operating loss carryforwards (Note)	[1]	167,755		178,256
Other		216,568		204,005
Deferred Tax Assets, Gross, Total		629,339		1,023,338
Valuation allowance (Note)		(158,581)	[1]	(163,358)	[1]	¥ (438,344)	¥ (339,922)
Deferred tax assets, net of valuation allowance		470,758		859,980
Deferred tax liabilities:
Prepaid pension cost and accrued pension liabilities		247,694		255,239
Investments		198,495
Available-for-salesecurities		12,426		764,497
Trading securities		9,158
Other		61,330		89,359
Deferred tax liabilities		529,103		1,109,095
Net deferred tax assets (liabilities)		¥ (58,345)		¥ (249,115)

[1]	The amount includes ¥110,729 million and ¥107,246 million related to MHSC's net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2018 and 2019, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥86,189 million and ¥88,294 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.